FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2023
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

9. FAIR VALUE MEASUREMENT

The Company measures at fair value its financial assets and liabilities by using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Fair value is the price that would be received from the sale of an asset or paid to transfer a liability (i.e., an exit price) on the measurement date in an orderly transaction between market participants.

Foreign exchange option and forward contracts

The Company entered into certain foreign currency derivative contracts to protect against volatility of future cash flows caused by the changes in foreign exchange rates. The foreign currency derivative contracts do not qualify for hedge accounting and, as a result, the changes in fair value of the foreign currency derivative contracts are recognized in the consolidated statements of operations.

The Company’s foreign currency derivative instruments relate to foreign exchange options or forward contracts involving major currencies such as Renminbi, Brazilian reals, Euros, Canadian dollars, Japanese Yen and South African rand. Since its derivative instruments are not traded on an exchange, the Company values them using standard industry valuation models. As applicable, these models use market-based observable inputs, including credit risk, foreign exchange rates, forward and spot rates for currencies. These inputs are observable in active markets over the terms of the instruments the Company holds, and accordingly, the fair value measurements are considered as Level 2 inputs.

Interest rate swap and commodity hedge

In 2022 and 2023, the Company entered into interest rate swaps to manage part of its interest rate risks, and entered into commodity hedge to manage part of its risks of rising raw material costs.

The estimated fair value of interest rate swaps and commodity hedge was measured based on observable market data, which were considered Level 2 inputs. The unrealized gains or losses on interest rate swaps that qualified as cash flow hedges were recognized in other comprehensive income.

The fair value of derivative instruments on the consolidated balance sheets as of December 31, 2022 and 2023 and the effect of derivative instruments on the consolidated statements of operations for the years ended December 31, 2021, 2022 and 2023 are as follows:

	Fair Value of Derivative Assets
	At December 31, 2022		At December 31, 2023
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
		$		$
Foreign exchange forward contracts	Derivative assets — current	7,730	Derivative assets — current	9,282
Foreign exchange option contracts	Derivative assets — current	9,576	Derivative assets — current	—
Commodity hedge	Derivative assets — current	210	Derivative assets — current	—
Interest rate swap	Other non-current assets	1,064	Other non-current assets	387
	Total	18,580	Total	9,669

	Fair Value of Derivative Liabilities
	At December 31, 2022		At December 31, 2023
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
		$		$
Foreign exchange forward contracts	Derivative liabilities — current	24,104	Derivative liabilities — current	6,702
Foreign exchange option contracts	Derivative liabilities — current	1,255	Derivative liabilities — current	—
Interest rate swap	Other non-current liabilities	—	Other non-current liabilities	801
	Total	25,359	Total	7,503

9. FAIR VALUE MEASUREMENT (Continued)

Interest rate swap and commodity hedge (Continued)

		Amount of Gain (Loss)
		Recognized in Statements
	Location of	of Operations
	Gain (Loss) Recognized	Years Ended December 31
	in Statements of Operations	2021	2022	2023
		$	$	$
Foreign exchange forward contracts	Gain (loss) on change in fair value of derivatives, net	22,582	(49,388)	(38,241)
Foreign exchange option contracts	Gain (loss) on change in fair value of derivatives, net	220	8,918	10,712
Commodity hedge	Gain (loss) on change in fair value of derivatives, net	983	(4,019)	25
	Total	23,785	(44,489)	(27,504)

Marketable securities

In 2020, the Company received shares of Suzhou Good-Ark Electronics Co., Ltd (“Good-Ark”), listed on Shenzhen stock exchange, for the disposal of its ownership of Suzhou iSilver Materials Co., Ltd as part of the consideration. These shares were carried at fair value of $18,337 and $15,190 as of December 31, 2022 and 2023, respectively, included as a component of Prepaid expenses and other current assets. Fair value gain on these shares of $4,744 was recorded under investment income in the consolidated statements of operations for the year ended December 31, 2021, and fair value losses of $418 and $2,826 were recorded for the years ended December 31, 2022 and 2023 under investment income, net, respectively, in the consolidated statements of operations. The fair values of Good-Ark were measured based on quoted prices on the Shenzhen stock exchange, which is classified as Level 1 fair value input.

9. FAIR VALUE MEASUREMENT (Continued)

Other fair value measurements

The Company measures certain long-lived assets or long-term investments at fair value on a non-recurring basis in periods after initial measurement in circumstances when the fair value of such assets is below its recorded cost and impairment is required.

The Company invested in Suzhou Jingkong Energy Technology Co., Ltd., Hangzhou Gaote Electronic Equipment Co., Ltd., Suzhou Hongruida New Energy Equipment Co., Ltd. and Youli Intelligent Technology (Shanghai) Co., Ltd. These shares were accounted for using fair value option, and were included as a component of other non-current assets and were carried at fair value of $7,134 and $22,869 as of December 31, 2022 and 2023, respectively. Unrealized gain on these shares of $1,810 and $15,500 were recorded for the years ended December 31, 2022 and 2023 under investment income, net, in the consolidated statements of operations. The fair value of these investments were measured based on valuation incorporating the Company’s own assumptions that were consistent with those of market participant, and were classified as Level 3 fair value measurements as the inputs are not observable.

The Company invested in available-for-sale debt securities. These investments were carried at fair value of $3,739 and $4,134 as of December 31, 2022 and 2023, respectively, and were included as a component of prepaid expenses and other current assets. Gain of $904 and loss of $3,487 on these investments were recorded for the years ended December 31, 2022 and 2023, respectively, as a component of other comprehensive income (loss). The fair values of the available-for-sale debt securities were measured based on quoted prices of other debt securities with similar maturity dates and interest rates, which is classified as Level 2 fair value input.

The Company recorded property, plant and equipment impairment charges of $6,084, $60,330 and $5,938 for the years ended December 31, 2021, 2022 and 2023, respectively, on certain solar product manufacturing asset group. The fair value of these assets was measured based on prices offered by unrelated third-party willing buyers and classified as Level 3 fair value measurements as the prices are not observable. The impairment was recorded in general and administrative expenses of CSI Solar segment on its consolidated statements of operations.

The Company recorded impairment loss on project assets of $17,152, $1,674 and $16,239 for the years ended December 31, 2021, 2022 and 2023, respectively. The fair value of project assets was measured based on prices offered by unrelated third-party willing buyers and classified as Level 3 fair value measurements as the prices are not observable. The impairment was recorded as cost of revenues on its consolidated statements of operations.

The Company also holds financial instruments that are not recorded at fair value in the consolidated balance sheets, but whose fair value is required to be disclosed under the U.S. GAAP.

The carrying values of cash and cash equivalents, restricted cash, trade receivables, billed and unbilled, amounts due from related parties, other receivable, accounts payables, short-term notes payable, amounts due to related parties, current portion of advances from customers, other payables and short-term borrowings approximate their fair values due to the shorter -term maturity of these instruments. Long-term borrowings were $813,406 and $1,265,965 as of December 31, 2022 and 2023, respectively, which approximate their fair values since most of the borrowings contain variable interest rates. The carrying value of the Company’s outstanding green bonds and convertible notes was $257,615 and $389,033 as of December 31, 2022 and 2023, respectively, which approximates the fair value. The fair value of long-term borrowings and green bonds was measured based on discounted cash flow approach, which is classified as Level 2 as the key inputs can be corroborated with market data.